Organization and Description of Business (Details) - shares	Feb. 08, 2019	Feb. 08, 2016	Aug. 31, 2017
Organization and Description of Business (Details) [Line Items]
Percentage of common shares issued and outstanding			73.00%
Common stock issued post-stock split		at an exchange ratio of 0.2536-for-1, into an aggregate of 166,273,921 (52,936,583 pre-stock split) common shares of the Company and BriVision had become a wholly owned subsidiary of the Company.
Common Stock [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued post-stock split		1. ORGANIZATION AND DESCRIPTION OF BUSINESS ABVC BioPharma, Inc. (the “Company”), formerly known as American BriVision (Holding) Corporation, a Nevada corporation, through the Company’s operating entity, American BriVision Corporation (“BriVision”), which was incorporated in July 2015 in the State of Delaware, engages in biotechnology to fulfill unmet medical needs and focuses on the development of new drugs and medical devices derived from plants. BriVision develops its pipeline by carefully tracking new medical discoveries or medical device technologies in research institutions in the Asia-Pacific region. Pre-clinical, disease animal model and Phase I safety studies are examined closely by the Company to identify drugs that BriVision believes demonstrate efficacy and safety. Once a drug appears to be a good candidate for development and ultimately commercialization, BriVision licenses the drug or medical device from the original researchers and begins to introduce the drugs clinical plan to highly respected principal investigators in the United States, Australia and Taiwan to conduct a Phase II clinical trial. At present, clinical trials for the Company’s drugs and medical devices are being conducted at such world-famous institutions as Memorial Sloan Kettering Cancer Center (“MSKCC”) and MD Anderson Cancer Center. BriVision had no predecessor operations prior to its formation on July 21, 2015. Name Change The Company’s shareholders approved an amendment to the Company’s Articles of Incorporation to change the Company’s corporate name from American BriVision (Holding) Corporation to ABVC BioPharma, Inc. and approved and adopted the Certificate of Amendment to affect same at the 2020 annual meeting of shareholders (the “Annual Meeting”). The name change amendment to the Company’s Articles of Incorporation was filed with Nevada’s Secretary of State and became effective on March 8, 2021 and FINRA processed our request to change our name on April 30, 2021, which became effective as of May 3, 2021. The Company’s stock symbol remains ABVC. Reverse Merger On February 8, 2016, a Share Exchange Agreement (the “Share Exchange Agreement”) was entered into by and among the Company, BriVision, and Euro-Asia Investment & Finance Corp. Limited, a company incorporated under the laws of Hong Kong Special Administrative Region of the People’s Republic of China (“Euro-Asia”), being the owners of record of 164,387,376 (52,336,000 pre-stock split) shares of Common Stock of the Company, and the owners of record of all of the issued share capital of BriVision (the “BriVision Stock”). Pursuant to the Share Exchange Agreement, upon surrender by the BriVision Shareholders and the cancellation by BriVision of the certificates evidencing the BriVision Stock as registered in the name of each BriVision Shareholder, and pursuant to the registration of the Company in the register of members maintained by BriVision as the new holder of the BriVision Stock and the issuance of the certificates evidencing the aforementioned registration of the BriVision Stock in the name of the Company, the Company issued 166,273,921 (52,936,583 pre-stock split) shares (the “Acquisition Stock”) (subject to adjustment for fractionalized shares as set forth below) of the Company’s Common Stock to the BriVision Shareholders (or their designees), and 163,159,952 (51,945,225 pre-stock split) shares of the Company’s Common Stock owned by Euro-Asia were cancelled and retired to treasury. The Acquisition Stock collectively represented 79.70% of the issued and outstanding Common Stock of the Company immediately after the Closing, in exchange for the BriVision Stock, representing 100% of the issued share capital of BriVision in a reverse merger (the “Merger”). Pursuant to the Merger, all of the issued and outstanding common shares of BriVision were converted, at an exchange ratio of 0.2536-for-1, into an aggregate of 166,273,921 (52,936,583 pre-stock split) common shares of the Company and BriVision had become a wholly owned subsidiary of the Company.
Share Exchange Agreement [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued post-stock split		164,387,376
Common stock issued pre-stock split		52,336,000
Share Exchange Agreement One [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued post-stock split		166,273,921
Common stock issued pre-stock split		52,936,583
Share Exchange Agreement Two [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued post-stock split		163,159,952
Common stock issued pre-stock split		51,945,225
Percentage of common shares issued and outstanding		79.70%
Percentage of issued share capital		100.00%
Share Exchange Agreement Four [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued post-stock split		205,519,223
Common stock issued pre-stock split		65,431,144
Merger Agreement [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued pre-stock split	104,558,777
Share Exchange Agreement Three [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued post-stock split		166,273,921
Common stock issued pre-stock split		52,936,583